Balance Sheet Components - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 22,285	$ 18,568
Accrued income and other taxes payable	5,408	3,492
Accrued other current liabilities	4,354	4,454
Accrued expenses	$ 32,047	$ 26,514